                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [_]; Amendment Number: ______

This Amendment (Check only one.):      [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Gluskin Sheff + Associates Inc.
Address:  181 Bay Street, Suite 4600, Brookfield Place, Toronto, On M5J
          2T3 Canada

Form 13F File Number: 28-13431

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  James Simmonds
Title: Chief Compliance Officer
Phone: 416-681-6077

Signature, Place, and Date of Signing:

    /s/ James Simmonds     Toronto, Ontario, Canada       April 15, 2010
 ------------------------  ------------------------  ------------------------
       [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]

Form 13F File Number   Name
28-_________________   NOT APPLICABLE

[Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         NONE
Form 13F Information Table Entry Total:                     167
Form 13F Information Table Value Total:  644,236 (in thousands)
                                         ----------------------

List of Other Included Managers: NOT APPLICABLE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.   Form 13F File Number  Name
NONE  28-NONE               NONE

[Repeat as necessary.]

GLUSKIN SHEFF + ASSOCIATES INC. U.S. SECURITY HOLDINGS

            COLUMN 1               COLUMN 2      COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6    COLUMN 7        COLUMN 8
------------------------------  -------------- ----------- -------- ------------------ ----------   --------  -------------------
                                                            VALUE   SHRS OR SH/  PUT/  INVESTMENT    OTHER      VOTING AUTHORITY
         NAME OF ISSUER         TITLE OF CLASS    CUSIP    (X$1000) PRN AMT /PRN /CALL DISCRETION   MANAGERS   SOLE   SHARED NONE
------------------------------  -------------- ----------- -------- ------- ---- ----- ----------   --------  ------- ------ ----
ABBOTT LABORATORIES             COM            002824100    1054.2    19700  SH           SOLE                  19700
ABERCROMBIE & FITCH CO 'A'      CL A           002896207    1733.9    37400  SH           SOLE                  37400
ADOBE SYSTEMS INC.              COM            00724F101     786.8    21900  SH           SOLE                  21900
ALLSTATE CORPORATION            COM            020002101    7029.1   214170  SH           SOLE                 214170
ALTRIA GROUP INC.               COM            02209S103   15095.5   724210  SH           SOLE                 724210
AMERICAN CAPITAL AGENCY CORP.   COM            002503X105   2982.7   114700  SH           SOLE                 114700
AMERICAN ITALIAN PASTA CO-A     CL A           027070101    1279.7    32410  SH           SOLE                  32410
AMERICAN SCIENCE & ENGINEEING   COM            029429107    4477.9    58840  SH           SOLE                  58840
AMERICAN TOWER CORP-CL A        CL A           029912201    4410.5   101900  SH           SOLE                 101900
AMGEN INC.                      COM            031162100    1690.4    27810  SH           SOLE                  27810
ANADARKO PETROLEUM CORP.        COM            032511107     469.8     6350  SH           SOLE                   6350
APACHE CORP. COMMON             COM            037411105     438.2     4250  SH           SOLE                   4250
APPLE INC.                      COM            037833100   33502.0   140345  SH           SOLE                 140345
ARES CAPITAL CORP.              COM            04010L103    1156.0    76790  SH           SOLE                  76790
ARM HOLDINGS PLC - SPONS ADR    SPONSORED ADR  042068106     522.4    48200  SH           SOLE                  48200
ART TECHNOLOGY GROUP INC.       COM            04289L107    1625.5   362860  SH           SOLE                 362860
AT&T INC.                       COM            00206R102    4955.7   188800  SH           SOLE                 188800
AUTOMATIC DATA PROCESSING       COM            053015103    6256.4   138500  SH           SOLE                 138500
BARRICK GOLD CORPORATION        COM            067901108    1215.1    31200  SH           SOLE                  31200
BECTON, DICKINSON & COMPANY     COM            075887109    7792.6    97440  SH           SOLE                  97440
BERKSHIRE HATHAWAY INC. CL B    CL B NEW       084670702    3095.8    37500  SH           SOLE                  37500
BHP BILLITON LTD- SPON ADR      SPONSORED ADR  088606108    2721.4    33355  SH           SOLE                  33355
BMC SOFTWARE INC.               COM            055921100     521.1    13500  SH           SOLE                  13500
BRIDGEPOINT EDUCATION INC.      COM            10807M105    2085.8    83540  SH           SOLE                  83540
BRINKER INT'L INC.              COM            109641100     519.0    26500  SH           SOLE                  26500
BRINKS HOME SECURITY HOLDING    COM            109699108    1983.9    45900  SH           SOLE                  45900
BRISTOL MYERS SQUIBB COMPANY    COM            110122108    6611.4   243768  SH           SOLE                 243768
BROADRIDGE FINANCIAL SOLUTIONS  COM            11133T103    2574.0   118520  SH           SOLE                 118520
BROOKFIELD INFRASTRUCTURE P LP  LP INT UNIT    G16252101     889.8    49800  SH           SOLE                  49800
BROOKFIELD PROPERTIES CORP      COM            112900105     512.7    32860  SH           SOLE                  32860
CGI GROUP INC - CL A            CL A SUB VTG   39945C109    1248.1    82410  SH           SOLE                  82410
CHIPOTLE MEXICAN GRILL 'A'      CL A           169656105     469.2     4100  SH           SOLE                   4100
CHUBB CORPORATION               COM            171232101    1670.7    31720  SH           SOLE                  31720
CINEMARK HOLDINGS INC           COM            17243V102   13866.1   744300  SH           SOLE                 744300
CISCO SYSTEMS INC.              COM            17275R102    2987.9   113000  SH           SOLE                 113000
CIT GROUP INC.                  COM NEW        125581801    3664.7    92600  SH           SOLE                  92600
CITRIX SYSTEMS INC.             COM            177376100     462.9     9600  SH           SOLE                   9600
CLEAR CHANNEL OUTDOOR 'A'       CL A           18451C109    1841.9   170900  SH           SOLE                 170900
CMS ENERGY CORP.                COM            125896100     890.4    56700  SH           SOLE                  56700
COACH INC.                      COM            189754104    1320.7    32900  SH           SOLE                  32900
COCA-COLA COMPANY               COM            191216100   12258.4   219415  SH           SOLE                 219415
COGENT INC.                     COM            19239Y108     242.2    23380  SH           SOLE                  23380
CONSOL ENERGY INC.              COM            20854P109     221.0     5100  SH           SOLE                   5100
CORNING INCORPORATED            COM            219350105     453.7    22100  SH           SOLE                  22100
COTT CORPORATION                COM            22163N106     955.7   121400  SH           SOLE                 121400
DAKTRONICS INC                  COM            234264109    2166.5   279900  SH           SOLE                 279900
DARDEN RESTAURANTS INC.         COM            237194105     303.1     6700  SH           SOLE                   6700
DECKERS OUTDOOR CORP            COM            243537107    3597.0    25660  SH           SOLE                  25660
DEL MONTE FOODS CO.             COM            24522P103    4033.2   271950  SH           SOLE                 271950
DIANA SHIPPING INC.             COM            Y2066G104    4602.9   299690  SH           SOLE                 299690
DINEEQUITY INC                  COM            254423106     204.8     5100  SH           SOLE                   5100
DIRECTV CL A                    COM CL A       25490A101     470.5    13700  SH           SOLE                  13700
DISCOVERY COMMUNICATIONS-A      COM SER A      25470F104     484.0    14100  SH           SOLE                  14100
DOLLAR GEN CORP                 COM            256677105    1074.7    41900  SH           SOLE                  41900
DUPONT (E.I.) DE NEMOURS        COM            263534109   11496.0   303900  SH           SOLE                 303900
EBAY INC                        COM            278642103    7797.0   284630  SH           SOLE                 284630
ENER1 INC.                      COM NEW        29267A203     185.9    38700  SH           SOLE                  38700
ENTEGRIS INC.                   COM            29362U104    4884.4   955950  SH           SOLE                 955950
ENTERGY CORP.                   COM            29364G103     875.9    10600  SH           SOLE                  10600
EXXON MOBIL CORPORATION         COM            30231G102    3953.0    58100  SH           SOLE                  58100
FAIRFAX FINANCIAL HOLDINGS LTD  SUB VTG        303901102    2476.3     6500  SH           SOLE                   6500
FIRST HORIZON NATIONAL CORP     COM            320517105     638.0    44700  SH           SOLE                  44700
FOREST LABORATORIES INC         COM            345838106    2943.4    92400  SH           SOLE                  92400
FREEPORT McMORAN COPPER & GOLD  COM            35671D857    2368.4    27910  SH           SOLE                  27910
FX ENERGY INC.                  COM            302695101     436.9   125400  SH           SOLE                 125400
GENERAL DYNAMICS CORP.          COM            369550108    1149.6    14660  SH           SOLE                  14660
GENERAL ELECTRIC CO.            COM            369604103    8586.8   464464  SH           SOLE                 464464
GENERAL MILLS INC.              COM            370334104    6903.2    96000  SH           SOLE                  96000
GILDAN ACTIVEWEAR INC. 'A'      COM            375916103     405.7    15190  SH           SOLE                  15190
GOOGLE INC. 'A'                 CL A           38259P508    5928.4    10291  SH           SOLE                  10291
GYMBOREE CORP.                  COM            403777105     461.6     8800  SH           SOLE                   8800
H. J. HEINZ COMPANY             COM            423074103    5721.8   123500  SH           SOLE                 123500
HEWLETT-PACKARD CO.             COM            428236103    2953.2    54700  SH           SOLE                  54700
HOME DEPOT INC.                 COM            437076102    7840.9   238608  SH           SOLE                 238608
IAMGOLD CORP.                   COM            450913108     412.4    30710  SH           SOLE                  30710
IHS INC-CLASS A                 CL A           451734107     374.8     6900  SH           SOLE                   6900
INTEL CORPORATION               COM            458140100    9534.6   421100  SH           SOLE                 421100
INTEVAC INC.                    COM            461148108     352.4    25100  SH           SOLE                  25100
INTUIT INC.                     COM            461202103    6066.0   174000  SH           SOLE                 174000
INVESCO MORTGAGE CAPITAL        COM            46131B100    2240.1    95880  SH           SOLE                  95880
IRIDIUM COMMUNCATIONS INC.      COM            46269C102     937.5   113800  SH           SOLE                 113800
JDS UNIPHASE CORP.              COM par .001   46612J507     611.7    48100  SH           SOLE                  48100
JOHNSON & JOHNSON               COM            478160104    2861.3    43203  SH           SOLE                  43203
JP MORGAN CHASE & CO.           COM            46625H100     569.5    12528  SH           SOLE                  12528
KAPSTONE PAPER & PACKAGING COR  COM            48562P103    4470.6   370770  SH           SOLE                 370770
KELLOGG COMPANY                 COM            487836108    1090.9    20100  SH           SOLE                  20100
KINROSS GOLD CORP.              COM NO PAR     496902404     425.3    24500  SH           SOLE                  24500
KIRKLAND'S INC.                 COM            497498105    2442.9   114520  SH           SOLE                 114520
KRAFT FOODS INC - CLASS A       CL A           50075N104   21203.5   690270  SH           SOLE                 690270
LAMAR ADVERTISING COMPANY 'A'   CL A           512815101    2226.1    63800  SH           SOLE                  63800
LEAR CORPORATION                COM NEW        521865204    4795.9    59500  SH           SOLE                  59500
LORILLARD INC.                  COM            544147101   13479.7   176370  SH           SOLE                 176370
LOWE'S COS INC.                 COM            548661107    6291.1   255500  SH           SOLE                 255500
LULULEMON ATHLETICA INC         COM            550021109     590.2    14000  SH           SOLE                  14000
MATTEL INC.                     COM            577081102    8479.5   367090  SH           SOLE                 367090
MCDONALDS CORP.                 COM            580135101   18394.5   271410  SH           SOLE                 271410
MEAD JOHNSON NUTRITION CO.      COM            582839106   14730.4   278711  SH           SOLE                 278711
MGM MIRAGE                      COM            552953101     887.4    72800  SH           SOLE                  72800
MICRON TECHNOLOGY INC.          COM            595112103    4378.5   415660  SH           SOLE                 415660
MICROS SYSTEMS INC              COM            594901100     237.2     7100  SH           SOLE                   7100
MICROSOFT CORPORATION           COM            594918104    7068.4   237591  SH           SOLE                 237591
MORGANS HOTEL GROUP CO.         COM            61748W108    1575.1   241900  SH           SOLE                 241900
NASDAQ OMX GROUP/THE            COM            631103108    1197.1    55800  SH           SOLE                  55800
NEWMONT MINING CORPORATION      COM            651639106   16968.4   327990  SH           SOLE                 327990
NOBLE CORP                      NAMEN-AKT      H5833N103    1556.1    36630  SH           SOLE                  36630
NOBLE ENERGY INC.               COM            655044105    1939.8    26160  SH           SOLE                  26160
NORTHEAST UTILITIES             COM            664397106     965.8    34400  SH           SOLE                  34400
OCLARO INC.                     COM            67555N107    1239.4   445300  SH           SOLE                 445300
ON SEMICONDUCTOR CORP.          COM            682189105     359.2    44200  SH           SOLE                  44200
OPLINK COMMUNICATIONS INC.      COM NEW        68375Q403     233.5    12400  SH           SOLE                  12400
OPNEXT INC.                     COM            68375V105     488.1   203600  SH           SOLE                 203600
ORACLE CORPORATION              COM            68389X105    2105.0    80600  SH           SOLE                  80600
PAYCHEX INC.                    COM            704326107    2583.8    82800  SH           SOLE                  82800
PEPSICO INC.                    COM            713448108    6741.3   100310  SH           SOLE                 100310
PFIZER INC.                     COM            717081103   14169.6   813370  SH           SOLE                 813370
PG&E CORPORATION                COM            69331C108     844.6    19600  SH           SOLE                  19600
PHILIP MORRIS INT'L INC.        COM            718172109    6693.5   126330  SH           SOLE                 126330
POTASH CORP. OF SASKATCHEWAN    COM            73755L107     957.8     7900  SH           SOLE                   7900
PREMIERE GLOBAL SERVICES INC.   COM            740585104     651.1    77600  SH           SOLE                  77600
PRICELINE.COM INC.              COM NEW        741503403    7775.5    30018  SH           SOLE                  30018
PROCTER & GAMBLE COMPANY        COM            742718109   11182.9   174000  SH           SOLE                 174000
PROGRESSIVE CORP                COM            743315103    5503.3   283800  SH           SOLE                 283800
QWEST COMMUNICATIONS INTL       COM            749121109    1617.2   305000  SH           SOLE                 305000
RADIOSHACK CORP.                COM            750438103    1393.0    60600  SH           SOLE                  60600
REGAL ENTERTAINMENT GROUP 'A'   CL A           758766109   11656.6   653120  SH           SOLE                 653120
REGIS CORP.                     COM            758932107     379.5    20000  SH           SOLE                  20000
REINSURANCE GROUP OF AMERICA A  COM NEW        759351604    1967.5    36879  SH           SOLE                  36879
RESEARCH IN MOTION              COM            760975102    9544.2   127021  SH           SOLE                 127021
RESOLUTE ENERGY CORP.           COM            76116A108    3952.6   321317  SH           SOLE                 321317
ROGERS COMMUNICATIONS INC.      CL B           775109200     457.6    13200  SH           SOLE                  13200
SAPIENT CORPORATION             COM            803062108    4263.6   459220  SH           SOLE                 459220
SCORPIO TANKERS INC.            COM            Y7542C106    3873.1   303570  SH           SOLE                 303570
SCOTTS MIRACLE- GRO CO-CL A     CL A           810186106    1737.3    36900  SH           SOLE                  36900
SCRIPPS NETWORKS INTER-CL A     CL A COM       811065101    8364.5   185670  SH           SOLE                 185670
SKYWORKS SOLUTIONS INC.         COM            83088M102     801.8    50600  SH           SOLE                  50600
SOUTHWESTERN ENERGY CO.         COM            845467109    4805.2   116170  SH           SOLE                 116170
SPECTRUM CONTROL INC.           COM            847615101    1040.3    87608  SH           SOLE                  87608
STARBUCKS CORP.                 COM            855244109    7303.6   296250  SH           SOLE                 296250
STARWOOD PROPERTY TRUST INC.    COM            85571B105    3132.9   159800  SH           SOLE                 159800
SYNOPSYS INC.                   COM            871607107     397.7    17500  SH           SOLE                  17500
TAKE-TWO INTERACTIVE SOFTWARE   COM            874054109     802.9    80100  SH           SOLE                  80100
TCF FINANCIAL CORP.             COM            872275102       439    27100  SH           SOLE                  27100
TD AMERITRADE HOLDING CORP.     COM            87236Y108       525    27100  SH           SOLE                  27100
TEEKAY CORP.                    COM            Y8564W103     1,557    67410  SH           SOLE                  67410
TENET HEALTHCARE CORPORATION    COM            88033G100    12,162  2093220  SH           SOLE                2093220
TEVA PHARMACEUTICAL INDS.ADR    ADR            881624209    14,090   219900  SH           SOLE                 219900
TEXAS ROADHOUSE INC. 'A'        CL A           882681109       463    32800  SH           SOLE                  32800
TIFFANY & CO                    COM            886547108     1,119    23200  SH           SOLE                  23200
TIM HORTONS INC.                COM            88706M103       454    13720  SH           SOLE                  13720
TOLL BROTHERS INC.              COM            889478103       549    26000  SH           SOLE                  26000
TRANSOCEAN LTD.                 REG SHS        H8817H100       455     5180  SH           SOLE                   5180
TRUE RELIGION APPAREL INC.      COM            89784N104     1,736    56290  SH           SOLE                  56290
TYCO INTERNATIONAL LTD.         SHS            H89128104     6,807   175190  SH           SOLE                 175190
ULTRA PETROLEUM CORP.           COM            903914109     1,654    34910  SH           SOLE                  34910
UNITED TECHNOLOGIES CORP        COM            913017109     2,206    29500  SH           SOLE                  29500
UNUM GROUP                      COM            91529Y106     3,588   142590  SH           SOLE                 142590
VALE SA-SP ADR                  ADR            91912E105     6,200   189610  SH           SOLE                 189610
VALLEY NATIONAL BANCORP         COM            919794107       718    46000  SH           SOLE                  46000
VODAFONE GROUP PLC SP ADR       SPONS ADR NEW  92857W209    19,769   834890  SH           SOLE                 834890
WAL-MART STORES INC.            COM            931142103    16,534   292744  SH           SOLE                 292744
WALTER ENERGY INC.              COM            93317Q105       516     5500  SH           SOLE                   5500
WENDY'S/ARBY'S GROUP INC-A      COM            950587105     1,105   217500  SH           SOLE                 217500
WESTERN DIGITAL CORPORATION     COM            958102105       440    11100  SH           SOLE                  11100
WESTPORT INNOVATIONS INC.       COM NEW        960908309     1,353    80800  SH           SOLE                  80800
WINDSTREAM CORP                 COM            97381W104     2,647   239300  SH           SOLE                 239300
WISCONSIN ENERGY CORP           COM            976657106       918    18300  SH           SOLE                  18300
XYRATEX LTD.                    COM            G98268108       373    21700  SH           SOLE                  21700
                                                                                          # SECURITIES            167
                                $ VALUE (IN THOUSANDS)     644,236